Document and Entity Information - USD ($)	12 Months Ended
	Apr. 27, 2019	May 31, 2019	Oct. 27, 2018
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	BARNES & NOBLE INC
Entity Central Index Key	0000890491
Current Fiscal Year End Date	--04-27
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 364,012,301
Trading Symbol	BKS
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Small Business	false
Entity Common Stock, Shares Outstanding		73,206,809